Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue [abstract]
Revenue
6.	Revenue
The
Group generates revenue primarily from the sale of its products (net of returns and discounts), and from fees for royalties and licenses received from third parties.
Breakdown of revenue by sales channel:

	For the six months ended June 30,
(Euro thousands)	2023	2022

Direct To Consumer (DTC)	121,041	115,191
Wholesale	85,446	83,611
Other	8,050	2,898

Total revenue by sales channel	214,537	201,700

Breakdown of revenue by geographic area:

	For the six months ended June 30,
(Euro thousands)	2023	2022

EMEA	103,905	98,674
North America	72,487	70,629
Greater China	26,063	22,888
Other Asia	12,082	9,509

Total revenue by geographic area	214,537	201,700

9
. Revenue
The Group generates revenue primarily from the sale of its products (net of returns and discounts), and from fees for royalties and licenses received from third parties.

Breakdown of revenue by sales channel:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

Direct To Consumer (DTC)	247,460	186,813	124,354
Wholesale	164,359	116,417	93,156
Other	10,493	5,592	5,102

Total revenue by sales channel	422,312	308,822	222,612

Breakdown of revenue by geographic area:

	For the years ended December 31,
(Euro thousands)	2022	2021	2020

EMEA	205,715	148,197	113,883
North America	145,519	106,701	85,601
Greater China	48,876	42,518	18,751
Other Asia	22,202	11,406	4,377

Total revenue	422,312	308,822	222,612